Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 13. Commitments and Contingencies

Registration Rights:

The holders of the public warrants that may be issued upon conversion of working capital loans or time extension funding loans are entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to completion of the Merger and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Legal Fees

The Company had a legal arrangement requiring a $25,000 retainer fee (see Note 14) and additional legal fees of $75,000 and the issuance of 2,500 shares of the Company’s Class B common stock contingent upon the successful consummation of the Merger (see Note 1). During the period ended June 30, 2026, the agreement was amended to replace the issuance of the 2,500 shares of the Company’s Class B common stock upon the Merger with a required one time payment of $80,000. The amount has been recognized as an accrual as of June 30, 2026.

Legal Proceedings

From time to time, the Company may become involved in claims or other legal matters arising in the ordinary course of business. The Company records accruals for outstanding legal proceedings when it is probable a liability will be incurred, and the amount of loss can be reasonably estimated. The Company does not believe that there are any pending legal proceedings or other loss contingencies that will, either individually or in the aggregate, have a material adverse effect on the Company’s condensed consolidated financial statements.

IT Service Contract

In August 2025, the Company executed a contract with a related party for outsourced information technology management, support and development services. The contract term is the earlier of the (i) termination of the Business Combination Agreement or (ii) three (3) years from the Closing of the Merger.  Upon expiration, the agreement shall automatically renew for successive one (1) year periods unless cancelled by either party.  The contract included a provision for free services until the consummation of the Merger. Thereafter fees for services performed were fifteen (15) thousand per month and adjusted to five (5) thousand per month with the execution of additional service contracts for additional development activity. Under the 2026 agreements, the Company is committed to a monthly payment totaling sixty (60) thousand, some of which has been capitalized as software costs. See Notes 3, 8 and 14.

Note 4. Commitments and Contingencies

Legal Proceedings

From time to time, the Company may become involved in claims or other legal matters arising in the ordinary course of business. The Company records accruals for outstanding legal proceedings when it is probable a liability will be incurred, and the amount of loss can be reasonably estimated. The Company does not believe that there are any pending legal proceedings or other loss contingencies that will, either individually or in the aggregate, have a material adverse effect on the Company’s consolidated financial statements.

Business Combination Agreement

The Business Combination Agreement contains certain termination rights, including, among others, that the Business Combination Agreement may be terminated as follows: (i) upon the mutual written consent of TLGY and SC Assets, (ii) by either TLGY or SC Assets if the closing has not occurred on or before six months from the date of the Business Combination Agreement, (iii) by written notice of either TLGY or SC Assets if a governmental authority shall have issued an order prohibiting the Transactions, (iv) by SC Assets in connection with an uncured breach of a representation, warranty, covenant or other agreement by TLGY, if the breach would result in the failure of the related condition to closing, (v) by SC Assets the Company if the TLGY board of directors publicly changes its recommendation with respect to the Business Combination Agreement and transactions and related shareholder approvals under certain circumstances detailed in the Business Combination Agreement, (vi) by TLGY in connection with an uncured breach of a representation, warranty, covenant or other agreement by the SC Assets or the Company, if the breach would result in the failure of the related condition to closing, or (vii) by either TLGY or SC Assets if the extraordinary general meeting is held and TLGY shareholder approval is not received. None of the parties to the Business Combination Agreement is required to pay a termination fee or reimburse any other party for its expenses as a result of a termination.

The Business Combination Agreement also contains obligations of the parties to use their reasonable best efforts to consummate the various transactions contemplated by the Business Combination Agreement and carrying out the private investment in public equity (“PIPE”) funding efforts in connection with the closing and PIPE subscription agreements (“PIPE Subscription Agreements”).

Other Arrangements entered into at the time of the Business Combination Agreement:

Contemporaneously with the execution of the Business Combination Agreement, the Company and other parties entered into the following agreements:

Collaboration Agreement

The Company, SC Assets, Ethena Foundation (“Ethena”) and Ethena OpCo Ltd (“Ethena OpCo”) entered into a collaboration agreement (the “Collaboration Agreement”), pursuant to which Ethena agreed to provide the Company a right to participate in certain future offerings of Ethena’s native protocol governance token of Ethena (“ENA Token”) on terms no less favorable than other investors and to collaborate with the Company on an ongoing basis to support the operation of the Company’s infrastructure, staking and treasury activities of ENA Token and the Company’s public advocacy for the blockchain-based protocol and off-chain architecture and related systems for ENA Token (the “Ethena Protocol”) within the traditional finance ecosystem. Pursuant to the Collaboration Agreement, the Company agreed that its business would be to provide infrastructure, staking and other products and services to the Ethena Protocol and that it would not change such business, acquire digital assets other than ENA Token, or enter into a merger, acquisition, disposition or similar transaction that would have the effect of changing such business without the prior approval of the Investment Committee and a majority of the holders to the Company’s Class B Common Stock.

The Collaboration Agreement will terminate upon the earlier to occur of (i) the termination of the Business Combination Agreement pursuant to its terms or (ii) Ethena delivering written notice of non-renewal within 90 days of the end of the term.

In addition, all parties to the Collaboration Agreement agreed to various actions in connection with the transactions contemplated by the PIPE Subscription Agreements (as defined below), including, but not limited to (i) using the Net Cash PIPE Proceeds as defined below) to purchase locked ENA Tokens (the “Locked ENA Tokens”) from Ethena OpCo in accordance with the Token Purchase Agreement (discussed below), and Ethena OpCo agreed to deposit such Locked ENA Token into the Custodial Account (as defined below), (ii) Ethena agreed, in the event that the consummation of the Transactions does not occur, to unlock a portion of the Locked ENA Tokens held in the Custodial Account in an amount equal to (x) the Net Cash PIPE Proceeds divided by (y) the seven day time weighted average price of ENA Token on Binance and Bybit on the date of the PIPE Subscription Agreements (the “ENA Return Amount”), (iii) the parties agreed to release the Locked ENA Tokens to the Company in the event that the Business Combination closes and (iv) the parties agreed to provide joint instructions to the Custodian (as defined below) to effectuate each of the foregoing transactions.

On September 5, 2025, the Company, SC Assets, Ethena and Ethena OpCo entered into an amended and restated collaboration agreement (the “A&R Collaboration Agreement”), which amended and restated the collaboration agreement entered into in connection with the signing of the Business Combination Agreement, to, among other things, take into account the Additional PIPE Subscription Agreements, the Additional Token Purchase Agreement and the transactions contemplated thereby, as well as any future additional PIPEs that may occur prior to the Business Combination.

Contribution Agreement

TLGY, SC Assets, the Company, and Ethena also entered into a contribution agreement (the “Contribution Agreement”), pursuant to which Ethena agreed to contribute $60 million of ENA Tokens, valued at a 30% discount to the fair market value of such ENA Token on the date of the Contribution Agreement, to SC Assets prior to the pending Transactions (the “ENA Contribution”), in exchange for a number of shares of the SC Assets’ Class B Common Stock, equal to (A) the ENA Contribution amount, divided by (B)(x) $10.00, multiplied by (y) a fraction, the numerator of which is (1) the ENA Fair Market Value at Signing (as defined below) and the denominator of which is (2) the ENA Fair Market Value at closing (as defined below). Immediately following the closing of the Business Combination, Ethena will beneficially own a majority of the voting power of the outstanding shares of the Company.

The Contribution Agreement will terminate upon the earlier to occur of (i) the termination of the Business Combination Agreement pursuant to its terms, (ii) the mutual written consent of the parties thereto, (iii) July 21, 2026 or (iv) if any of the conditions to closing as forth therein are not satisfied or waived as of the closing date (as defined therein).

This agreement was amended and restated on September 5, 2025. See below.

PIPE Subscription Agreements

Certain investors (the “PIPE Investors”) have agreed to make a private investment in SC Assets by purchasing shares of the SC Assets’ Class A Common Stock prior to the Business Combination (the “PIPE Shares”) in the aggregate amount of approximately $363.0 million, of which approximately $101 million will be paid in ENA Tokens (including the $60.0 million ENA Contribution) and approximately $262.0 million will be paid in cash, USDC or USDT (collectively, “Cash”) pursuant to the terms of the PIPE and related PIPE Subscription Agreements.

On September 5, 2025, TLGY, the Company, SC Assets entered into an additional PIPE subscription agreements with certain investors, including Ethena OpCo and a related party who served as the founder of Ethena Labs, SA (the “Additional PIPE Investors”), pursuant to which such Additional PIPE Investors have agreed to purchase shares of the Company’s class A Common Stock prior to the Business Combination in the aggregate amount of approximately $530 million of which approximately $248 million will be paid in ENA Tokens and approximately $282 million will be paid in Cash (the “Additional PIPE Subscription Agreements”). To the extent the issuance of the PIPE Shares to an Additional PIPE Investor would cause such Additional PIPE Investor to own more than 9.90% of the total issued and outstanding shares of Pubco Class A Common Stock at the Closing (the “Beneficial Ownership Limitation”), then, the Additional PIPE Investor will receive a portion of their PIPE Shares in the form of the Company’s Class A Common Stock in an amount that would cause such Additional PIPE Investor to meet but not exceed the Beneficial Ownership Limitation, and a pre-funded warrant to purchase the remaining amount PIPE Shares (the “Pre-Funded Warrant”). The Pre-Funded Warrant is exercisable at any time after the original issuance date. The Additional PIPE Subscription Agreements are in substantially the same form as the Signing PIPE Subscription Agreements.

In accordance with the terms of the token purchase agreements dated July 31, 2025 and September 5, 2025 (defined below), promptly after the date of the PIPE Subscription Agreements and Additional Pipe Subscription Agreements, the net Cash proceeds from the PIPE, less up to $18.5 million of transaction expenses (the “Permitted Expense Amount” and such net amount, the “Net Cash PIPE Proceeds”), will be used to purchase the Locked ENA Tokens from Ethena OpCo, which will be deposited into a custodial account (the “Custodial Account”) established by StablecoinX for the benefit of the PIPE Investors who paid for their PIPE Shares in Cash (the “Cash PIPE Investors”). The Locked ENA Tokens and the Permitted Expense Amount will be held in the Custodial Account until the earlier of (i) the closing of the Business Combination and (ii) the termination of the Business Combination Agreement and/or the PIPE Subscription Agreements.

Following the Transactions, the Locked ENA Tokens and the Permitted Expense will be released from the Custodial Account and transferred to SC Assets and the Company. In the event that the Business Combination does not occur or the PIPE Subscription Agreement is terminated in accordance with their terms, Ethena will promptly unlock a portion of the Locked ENA Tokens held in the Custodial Account in an amount equal to the ENA Return Amount and the ENA Return Amount together with the Permitted Expense Amount (net of any fees and expenses related to the Custodial Account) will promptly be released on a pro rata basis, to the Cash PIPE Investors. To the extent any PIPE Investors who paid for their PIPE Shares with ENA Token had already delivered their ENA Token in accordance with the terms of the PIPE Subscription Agreement, such ENA Token would be promptly returned to such PIPE Investor.

Pursuant to the PIPE Subscription Agreements and Additional PIPE Subscription Agreements, TLGY and the Company have agreed to use commercially reasonable efforts to cause the shares of the Company’s Class A Common Stock into which the PIPE Shares will be converted upon consummation of the Company Merger to be registered in a registration statement.

The PIPE Subscription Agreements and Additional PIPE Subscription Agreements and certain of its provisions will terminate upon the earlier to occur of (i) the termination of the Business Combination Agreement pursuant to its terms, (ii) the mutual written consent of the parties thereto, (iii) July 21, 2026 or (iv) if any of the conditions to closing as forth therein are not satisfied or waived as of the closing date (as defined therein).

Token Purchase Agreement

To facilitate the PIPE Subscription Agreements, SC Assets, solely in its capacity as administrative agent for the Cash PIPE Investors (as defined below) (the “Administrative Agent”) and Ethena OpCo entered into a token purchase agreement (the “Token Purchase Agreement”), in which Ethena OpCo agreed to sell the Locked ENA Token to StablecoinX, solely in its capacity as Administrative Agent, valued at a 30% discount to the fair market value of the ENA Tokens at the signing of the Token Purchase Agreement. These Locked ENA Tokens will be deposited by Ethena OpCo into the Custodial Account. The Locked ENA Tokens may not be transferred for a period of 48 months after the date of the Token Purchase Agreement, subject to earlier unlock and release from such transfer restrictions as follows: (i) 25% of the Locked ENA Token will be unlocked on the 12-month anniversary of the closing and (ii) the remaining 75% of the Locked ENA Token will be unlocked in 36 equal monthly installments thereafter.

Contemporaneous with the execution of the Additional PIPE Subscription Agreements and to facilitate the transactions contemplated by such agreements, SC Assets, as Administrative Agent for the Additional PIPE Investors who paid the purchase price for their PIPE Shares in Cash (the “Additional Cash PIPE Investors”) and Ethena OpCo entered into a second token purchase agreement (the “Additional Token Purchase Agreement”), pursuant to which, among other things, Ethena OpCo agreed to sell locked ENA Tokens (the “Additional Locked ENA Tokens”) to SC Assets, solely in its capacity as Administrative Agent, valued at $0.29 per ENA token. These Additional Locked ENA Tokens will be deposited by Ethena OpCo into a separate custodial account established by the Administrative Agent with Anchorage Digital Bank N.A. for the benefit of the Additional Cash PIPE Investors. The Additional Locked ENA Tokens may not be transferred for a period of 48 months after the date of the Additional Token Purchase Agreement, subject to earlier unlock and release from such transfer restrictions as follows: (i) 25% of the Additional Locked ENA Tokens will be unlocked on the twelve (12) month anniversary of Completion (as defined in the Additional Token Purchase Agreement) and (ii) the remaining 75% of the Additional Locked ENA Tokens will be unlocked in 36 equal monthly installments thereafter. The Additional Token Purchase Agreement is in substantially the same form as the token purchase agreement that was entered into in connection with the Signing PIPE Subscription Agreements.

TLGY Sponsor Support Agreement

The Company, TLGY, SC Assets, the TLGY Founder Shareholders and the other parties thereto, entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”), in which each TLGY Founder Shareholder agreed to exchange certain shares of the Company’s Class A Common Stock issued to them in respect of their Founder Shares (the “Exchanged Founder Shares”) for shares of the Company’s Class B Common Stock and the right to receive up to an aggregate of 3,000,000 newly issued shares of the Company’s Class A Common Stock (the “Earnout Shares”), and to exchange any SPAC Private Placement Warrants held by such shareholder for the right to receive up to 600,000 Earnout Shares, in each case, upon the achievement of certain performance and Class A price thresholds after the closing.

On September 5, 2025, the Company, SC Assets TLGY, and certain holders of TLGY’s securities, entered into an amended and restated sponsor support agreement (the “Amended and Restated Sponsor Support Agreement”), which amended and restated the sponsor support agreement entered into in connection with the signing of the Business Combination Agreement, to, in light of the increased size of the PIPE, remove the earnout share mechanism and make it so that the aggregate number of Retained Shares (as defined in the Amended and Restated Sponsor Support Agreement) to be received by the holders of Founder Shares (as defined therein) and Private Placement Warrants (as defined therein) would be equal to 3% of the issued and outstanding shares of Pubco Class A Common Stock at Closing and an equal number of shares of Pubco Class B stock, to be issued to the SPAC Founder Shareholders and Private Placement Warrants.

The Amended and Restated Sponsor Support Agreement and certain of its provisions will terminate and be of no further force or effect upon the earlier to occur of (i) the termination of the Business Combination Agreement pursuant to its terms and (ii) the mutual written consent of the parties thereto.